Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets - Goodwill
Schedules of goodwill and changes in goodwill

The detail of goodwill, based on the cash-generating units giving rise thereto, is as follows:

	Million of euros
	2018	2017	2016

Santander UK	8,307	8,375	8,679
Banco Santander (Brasil)	4,459	4,988	5,769
Santander Bank Polska	2,402	2,473	2,342
Santander Consumer USA	2,102	2,007	3,182
Santander Bank, National Association	1,793	1,712	1,948
Santander Consumer Germany	1,217	1,217	1,217
SAM Investment Holdings Limited	1,173	1,173	—
Santander Portugal	1,040	1,040	1,040
Santander España (*)	1,023	648	371
Banco Santander - Chile	627	676	704
Santander Consumer Nordics	502	518	537
Grupo Financiero Santander (Mexico)	434	413	449
Other companies	387	529	486
Total goodwill	25,466	25,769	26,724

(*)    Includes mainly goodwill arising from purchases of Popular's network and Wizink's card business.

The changes in goodwill were as follows:

	Million of euros
	2018	2017	2016
Balance at beginning of year	25,769	26,724	26,960
Additions (Note 3)	383	1,644	—
Of which:
SAM Investment Holdings Limited	—	1,173	—
Santander España	375	248	—
Impairment losses	—	(899)	(50)
Of which:
Santander Consumer USA	—	(799)	—
Disposals or changes in scope of consolidation	(130)	—	(2)
Exchange differences and other items	(556)	(1,700)	(184)
Balance at end of year	25,466	25,769	26,724

Schedule of goodwill assumptions

			Nominal
	Projected	Discount	perpetual
	period	rate (*)	growth rate

Santander UK	5 years	8.4%	2.5%
Santander Consumer USA	3 years	11.1%	1.5%
Santander Bank, National Association	3 years	10.6%	3.8%
Santander Consumer Germany	5 years	8.5%	2.5%
SAM Investment Holdings Limited	5 years	9.6%	2.5%
Santander Portugal	5 years	9.6%	2.0%
Santander Consumer Nordics	5 years	9.2%	2.5%

(*)    Post-tax discount rate.